Intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	$ 1,032
Charge for the year - impairment	10	$ 16	$ 37
Carrying value, ending balance	882	1,032
Cartiheal Ltd
Disclosure of detailed information about intangible assets [line items]
Carrying value, ending balance	69
ArthroCare
Disclosure of detailed information about intangible assets [line items]
Carrying value, ending balance	165
Osiris Therapeutics
Disclosure of detailed information about intangible assets [line items]
Carrying value, ending balance	106
Healthpoint
Disclosure of detailed information about intangible assets [line items]
Carrying value, ending balance	$ 107
Remaining amortisation period	2 years
Cost
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	$ 3,926	3,816
Exchange adjustment	108	(59)
Acquisitions		84
Additions	76	87
Disposals	(9)	(10)
Transfers	2	8
Carrying value, ending balance	4,103	3,926	3,816
Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	(2,894)	(2,706)
Exchange adjustment	(86)	50
Change for the year - amortisation	239	230
Charge for the year - impairment	10	16
Disposals	8	8
Carrying value, ending balance	(3,221)	(2,894)	(2,706)
Intangible assets other than goodwill
Disclosure of detailed information about intangible assets [line items]
Amortisation and impairment of acquired intangibles	176	187
Technology
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	315
Carrying value, ending balance	261	315
Amortisation and impairment of acquired intangibles	61	69
Technology | Cartiheal Ltd
Disclosure of detailed information about intangible assets [line items]
Carrying value, ending balance	66
Technology | ArthroCare
Disclosure of detailed information about intangible assets [line items]
Carrying value, ending balance	97
Technology | Healthpoint
Disclosure of detailed information about intangible assets [line items]
Carrying value, ending balance	32
Technology | Cost
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	657	582
Exchange adjustment	15	(7)
Acquisitions		81
Transfers		1
Carrying value, ending balance	672	657	582
Technology | Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	(342)	(276)
Exchange adjustment	(9)	3
Change for the year - amortisation	50	54
Charge for the year - impairment	10	15
Carrying value, ending balance	(411)	(342)	(276)
Product- related
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	362
Carrying value, ending balance	255	362
Amortisation and impairment of acquired intangibles	105	108
Product- related | Cartiheal Ltd
Disclosure of detailed information about intangible assets [line items]
Carrying value, ending balance	3
Product- related | ArthroCare
Disclosure of detailed information about intangible assets [line items]
Carrying value, ending balance	68
Product- related | Osiris Therapeutics
Disclosure of detailed information about intangible assets [line items]
Carrying value, ending balance	80
Product- related | Healthpoint
Disclosure of detailed information about intangible assets [line items]
Carrying value, ending balance	72
Product- related | Cost
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	2,239	2,273
Exchange adjustment	62	(35)
Acquisitions		3
Additions	2	1
Transfers	(2)	(3)
Carrying value, ending balance	2,301	2,239	2,273
Product- related | Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	(1,877)	(1,801)
Exchange adjustment	(59)	33
Change for the year - amortisation	110	109
Carrying value, ending balance	(2,046)	(1,877)	(1,801)
Immaterial technology assets
Disclosure of detailed information about intangible assets [line items]
Impairment charges	10	15
Engage's intangible assets
Disclosure of detailed information about intangible assets [line items]
Impairment charges			37
Distribution-related | Osiris Therapeutics
Disclosure of detailed information about intangible assets [line items]
Carrying value, ending balance	26
Distribution-related | Healthpoint
Disclosure of detailed information about intangible assets [line items]
Carrying value, ending balance	3
Customer and distribution related
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	48
Carrying value, ending balance	35	48
Amortisation and impairment of acquired intangibles	10	10
Customer and distribution related | Cost
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	234	236
Exchange adjustment	6	(6)
Additions		4
Carrying value, ending balance	240	234	236
Customer and distribution related | Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	(186)	(176)
Exchange adjustment	(5)	5
Change for the year - amortisation	14	15
Carrying value, ending balance	(205)	(186)	(176)
Software
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	212
Carrying value, ending balance	227	212
Capital expenditure relating to software contracted but not provided	4	4
Software | Cost
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	701	547
Exchange adjustment	21	(10)
Additions	5	30
Disposals	(8)	(9)
Transfers	67	143
Carrying value, ending balance	786	701	547
Software | Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	(489)	(453)
Exchange adjustment	(13)	9
Change for the year - amortisation	65	52
Charge for the year - impairment		1
Disposals	8	8
Carrying value, ending balance	(559)	(489)	(453)
Assets in course of construction
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	95
Carrying value, ending balance	104	95
Assets in course of construction | Cost
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	95	178
Exchange adjustment	4	(1)
Additions	69	52
Disposals	(1)	(1)
Transfers	(63)	(133)
Carrying value, ending balance	104	95	$ 178
Software and Assets in course of construction | Assets in course of construction
Disclosure of detailed information about intangible assets [line items]
Transfers	$ 2	$ 8
Minimum | Cartiheal Ltd
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period	8 years
Minimum | ArthroCare
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period	8 years
Minimum | Osiris Therapeutics
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period	2 years
Minimum | Technology
Disclosure of detailed information about intangible assets [line items]
Useful Life	6 years
Minimum | Product- related
Disclosure of detailed information about intangible assets [line items]
Useful Life	2 years
Minimum | Customer and distribution related
Disclosure of detailed information about intangible assets [line items]
Useful Life	2 years
Minimum | Software
Disclosure of detailed information about intangible assets [line items]
Useful Life	3 years
Maximum | Cartiheal Ltd
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period	9 years
Maximum | ArthroCare
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period	9 years
Maximum | Osiris Therapeutics
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period	3 years
Maximum | Technology
Disclosure of detailed information about intangible assets [line items]
Useful Life	20 years
Maximum | Product- related
Disclosure of detailed information about intangible assets [line items]
Useful Life	20 years
Maximum | Customer and distribution related
Disclosure of detailed information about intangible assets [line items]
Useful Life	14 years
Maximum | Software
Disclosure of detailed information about intangible assets [line items]
Useful Life	7 years